LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2024
Loan Receivable
LOAN RECEIVABLE

10. LOAN RECEIVABLE

From March 31, 2023 to December 31, 2024, Anhui Zhongjun Enterprise Management Co., Ltd (“Anhui Zhongjun”) borrowed a total of USD 17,539,000 from Antelope Enterprise Holdings (Chengdu) Co., Ltd with annual interest rate of 4.35%. On December 31, 2024, AEHL Chengdu signed a debt transfer agreement with Lei Deng, Xiaorong Yang and Anhui Zhongjun, wherein Lei Deng and Xiaorong Yang transferred total debt of USD 799,000 that AEHL Chengdu owed them to Anhui Zhongjun. For the year ended December 31, 2024, the Company recorded $543,000 interest income for this loan. As of December 31, 2024 and 2023, the balance of this loan receivable was USD 18,873,000 and USD 5,181,000, respectively. This loan and related interest will be repaid on December 31, 2025.

At December 31, 2024, the Company assessed whether the credit risk on a financial instrument has increased significantly since initial recognition, and concluded no loss allowance for expected credit loss (“ECL”) needs to be recorded for loan receivable as a result of the repayment date is not due yet.